Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Gimi MS Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Balance sheet
Current assets	$ 725,106	$ 815,564
Current liabilities	(584,421)	(545,780)
Golar Gimi | VIE debt
Balance sheet
Current assets	113,037	17,359
Non-current assets	1,731,916	1,702,148
Current liabilities	(205,493)	(168,370)
Non-current liabilities	$ (560,466)	$ (585,678)